Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.1%)
Australia (1.3%)
	Macquarie Group Ltd.	601,130	88,222
	QBE Insurance Group Ltd.	4,178,923	57,275
			145,497
Belgium (0.3%)
	KBC Group NV	224,758	31,672
Brazil (2.1%)
	Lojas Renner SA	22,569,790	64,029
	Banco Bradesco SA ADR	11,876,091	48,098
	B3 SA - Brasil Bolsa Balcao	13,240,990	40,633
	Odontoprev SA	17,130,100	36,586
	Ambev SA	11,269,649	31,800
	Banco do Brasil SA	5,820,646	27,893
			249,039
Canada (3.5%)
	Nutrien Ltd.	1,806,075	124,349
	Magna International Inc.	1,743,103	89,111
	Canadian National Railway Co.	519,800	50,004
	Agnico Eagle Mines Ltd.	223,575	42,591
	North West Co. Inc.	1,127,211	40,241
*	CAE Inc.	1,014,776	32,523
	EQB Inc.	361,400	28,184
			407,003
China (5.0%)
	Tencent Holdings Ltd.	1,301,265	100,018
	Alibaba Group Holding Ltd.	4,059,136	86,352
	Li Ning Co. Ltd.	32,621,000	85,303
	Ping An Insurance Group Co. of China Ltd. Class H	7,400,000	68,638
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	61,821,760	39,583
	Shenzhou International Group Holdings Ltd.	4,870,000	38,733
	Kweichow Moutai Co. Ltd. Class A	185,659	37,427
	Yum China Holdings Inc.	725,449	35,852
	China Merchants Bank Co. Ltd. Class H	5,785,500	35,347
	NetEase Inc.	1,161,875	30,127
	China Overseas Land & Investment Ltd.	11,550,133	20,700
			578,080
Denmark (1.4%)
	Novo Nordisk A/S Class B	2,707,915	160,794
Finland (1.3%)
	Nokia OYJ	17,986,384	115,849
	Nokia OYJ ADR	4,758,157	30,595
			146,444
France (10.0%)
	Kering SA	726,066	226,662
	STMicroelectronics NV	6,754,191	190,725
	TotalEnergies SE	2,166,959	157,600
	Pernod Ricard SA	1,398,318	125,033
	LVMH Moet Hennessy Louis Vuitton SE	148,934	96,123
	Bureau Veritas SA	2,423,339	78,013
	Sanofi SA	784,746	74,020
	Capgemini SE	432,900	67,263
	Cie Generale des Etablissements Michelin SCA	1,029,676	38,238
	Danone SA	457,067	35,816
	SCOR SE	858,544	27,977
	Teleperformance SE	319,585	20,644
[1]	Euronext NV	124,481	17,434
			1,155,548
Germany (6.2%)
	Infineon Technologies AG	2,195,207	107,307

		Shares	Market Value ($000)
	Deutsche Boerse AG	329,555	83,452
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	102,850	62,335
	adidas AG	326,830	57,948
[2]	Bayerische Motoren Werke AG	522,981	53,857
	Henkel AG & Co. KGaA	585,840	48,361
	Bayer AG (Registered)	891,704	47,164
	Deutsche Post AG	827,167	46,262
	Daimler Truck Holding AG	889,091	43,049
	BASF SE	763,692	41,403
	Siemens AG (Registered)	133,445	40,344
	Continental AG	504,888	39,729
[1]	Siemens Healthineers AG	625,138	31,203
	Mercedes-Benz Group AG	276,441	18,893
			721,307
Hong Kong (4.3%)
	AIA Group Ltd.	9,663,779	111,496
	Techtronic Industries Co. Ltd.	7,620,068	104,025
	Sands China Ltd.	41,712,000	90,527
	Jardine Matheson Holdings Ltd.	1,121,270	81,716
	Sun Hung Kai Properties Ltd.	3,078,500	49,437
	Galaxy Entertainment Group Ltd.	6,921,000	35,164
*	Melco Resorts & Entertainment Ltd. ADR	3,582,831	21,712
			494,077
India (2.6%)
	UPL Ltd.	9,725,220	74,515
	HDFC Bank Ltd. ADR	1,835,770	59,442
	Tata Consultancy Services Ltd.	1,668,412	56,739
	HDFC Bank Ltd.	5,140,062	51,973
	Adani Ports & Special Economic Zone Ltd.	2,008,388	31,041
	Zee Entertainment Enterprises Ltd.	26,342,468	24,198
			297,908
Indonesia (1.6%)
	Bank Rakyat Indonesia Persero Tbk. PT	287,482,500	65,259
	Bank Mandiri Persero Tbk. PT	212,915,599	61,266
	Astra International Tbk. PT	97,579,576	36,999
	Selamat Sempurna Tbk. PT	175,810,416	18,302
			181,826
Ireland (2.5%)
	Ryanair Holdings plc ADR	1,012,554	71,486
	Kingspan Group plc	691,490	60,211
	Bank of Ireland Group plc	2,481,707	50,422
	Kerry Group plc Class A	491,772	43,715
*	ICON plc	193,241	34,832
	CRH plc	248,071	30,366
			291,032
Israel (0.5%)
*	Check Point Software Technologies Ltd.	347,002	62,290
Italy (1.6%)
	FinecoBank Banca Fineco SpA	3,670,239	97,299
	Banca Monte dei Paschi di Siena SpA	4,369,890	45,332
[2]	Brembo NV	3,228,683	38,839
			181,470
Japan (12.2%)
	Nidec Corp.	13,995,700	200,205
	Murata Manufacturing Co. Ltd.	7,663,718	155,693
	Kubota Corp.	7,573,187	116,034
	Sumitomo Mitsui Trust Group Inc.	2,845,367	95,032
	Suzuki Motor Corp.	5,820,440	79,362
	SoftBank Group Corp.	2,782,800	75,991
	Shin-Etsu Chemical Co. Ltd.	2,252,900	74,086
	Kobe Steel Ltd.	4,547,100	65,455
	Denso Corp.	4,064,908	56,400
	SMC Corp.	144,755	56,276
	Sony Group Corp.	2,545,060	56,113
	Daikin Industries Ltd.	462,320	55,400
	Daito Trust Construction Co. Ltd.	2,213,100	44,920

		Shares	Market Value ($000)
	MISUMI Group Inc.	2,644,872	43,720
	Makita Corp.	1,085,932	37,731
	Nihon Kohden Corp.	3,137,800	34,787
	Seria Co. Ltd.	1,348,600	32,044
	Omron Corp.	1,232,146	31,438
	Japan Exchange Group Inc.	2,526,515	27,570
	Nitto Denko Corp.	1,210,044	26,891
	Ain Holdings Inc.	587,500	24,534
	Unicharm Corp.	2,864,300	17,395
			1,407,077
Malaysia (0.3%)
	Westports Holdings Bhd.	24,849,600	38,529
Mexico (1.7%)
	Grupo Financiero Banorte SAB de CV	8,834,933	99,881
	Wal-Mart de Mexico SAB de CV	19,810,208	62,868
	Fomento Economico Mexicano SAB de CV ADR	306,910	32,029
			194,778
Netherlands (2.7%)
	Heineken NV	873,556	72,112
	Akzo Nobel NV	843,724	59,109
[1]	ABN AMRO Bank NV	1,401,411	51,633
	Koninklijke Philips NV	1,783,839	51,224
	Koninklijke Vopak NV	914,131	45,623
	Randstad NV	797,301	28,533
	Prosus NV	162,066	9,319
	Aegon Ltd.	53,966	424
			317,977
Norway (1.3%)
	DNB Bank ASA	2,032,074	58,266
	Equinor ASA	1,646,240	44,249
	Bakkafrost P/F	892,107	43,095
			145,610
Panama (0.8%)
	Copa Holdings SA Class A	700,216	95,509
Philippines (0.3%)
	Puregold Price Club Inc.	33,128,976	20,081
	Universal Robina Corp.	15,082,140	18,158
			38,239
Singapore (1.2%)
	United Overseas Bank Ltd.	2,294,652	69,159
	Venture Corp. Ltd.	3,360,800	43,156
	Sembcorp Industries Ltd.	6,848,096	32,450
			144,765
South Africa (0.6%)
	Standard Bank Group Ltd.	3,616,747	66,469
South Korea (6.1%)
	Samsung Electronics Co. Ltd.	2,142,282	236,668
[1]	Samsung Electronics Co. Ltd. GDR	65,597	180,963
	Hyundai Mobis Co. Ltd.	304,071	95,009
	KB Financial Group Inc.	910,680	85,239
	Hana Financial Group Inc.	903,777	62,796
	Shinhan Financial Group Co. Ltd.	720,123	42,087
			702,762
Spain (1.0%)
	Banco Santander SA	3,346,044	42,723
	Banco Bilbao Vizcaya Argentaria SA	1,485,384	37,705
	Bankinter SA	2,079,351	35,494
			115,922
Sweden (1.9%)
	Nordea Bank Abp	4,204,910	81,241
	Assa Abloy AB Class B	1,618,943	65,460
	Sandvik AB	1,066,343	42,106

		Shares	Market Value ($000)
	Hexagon AB Class B	2,652,410	29,906
			218,713
Switzerland (4.2%)
	Julius Baer Group Ltd.	1,993,845	166,546
	Roche Holding AG	242,677	110,355
	Sandoz Group AG	988,651	78,327
	Zurich Insurance Group AG	78,810	56,067
	Nestle SA (Registered)	398,357	38,014
	Adecco Group AG (Registered)	1,080,129	31,741
			481,050
Taiwan (0.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,465,070	81,013
	E Ink Holdings Inc.	2,990,070	16,622
			97,635
United Kingdom (9.9%)
	GSK plc	6,327,458	163,638
	Smith & Nephew plc	7,267,332	123,859
	Prudential plc	6,322,471	103,848
	Diageo plc	4,140,265	95,269
	Glencore plc	13,829,870	94,283
	Berkeley Group Holdings plc	1,336,215	75,494
	HSBC Holdings plc	3,277,448	57,817
	Informa plc	4,402,120	53,124
	BP plc ADR	1,206,729	45,711
	Croda International plc	1,179,301	44,070
	Kingfisher plc	9,267,037	42,706
	Weir Group plc	963,095	42,539
	Haleon plc	7,546,946	39,470
	IMI plc	1,014,363	38,305
	Intertek Group plc	544,499	33,404
	Paragon Banking Group plc	2,688,123	32,712
	Renishaw plc	584,116	30,371
	Admiral Group plc	672,894	25,324
			1,141,944
United States (4.2%)
	Chubb Ltd.	419,997	130,014
	Medtronic plc	817,927	84,214
	Everest Group Ltd.	243,197	80,566
	Aon plc Class A	210,028	73,434
	Willis Towers Watson plc	192,044	60,968
	Axis Capital Holdings Ltd.	552,603	57,018
			486,214
Vietnam (0.7%)
	Phu Nhuan Jewelry JSC	11,872,101	58,362
	Vietnam Dairy Products JSC	9,455,815	25,826
			84,188
Total Common Stocks (Cost $8,912,397)			10,881,368
Preferred Stocks (1.5%)
	Gerdau SA Preference Shares	15,891,057	67,698
	Itau Unibanco Holding SA Preference Shares	4,378,909	37,859
[1,2]	Dr Ing hc F Porsche AG Preference Shares	734,366	35,736
	FUCHS SE Preference Shares	609,185	26,333
Total Preferred Stocks (Cost $130,431)			167,626

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $536,764)	3.704%	5,368,532	536,853
Total Investments (100.2%) (Cost $9,579,592)				11,585,847
Other Assets and Liabilities—Net (-0.2%)				(19,844)
Net Assets (100%)				11,566,003
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $316,969, representing 2.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,329.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $39,651 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2026	911	138,326	559
MSCI Emerging Markets Index	March 2026	892	67,828	(683)
				(124)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	3/18/2026	AUD	586	USD	392	16	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	395	USD	466	4	—
Barclays Bank plc	3/18/2026	GBP	685	USD	917	21	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	389	AUD	586	—	(19)
State Street Bank & Trust Co.	3/18/2026	USD	3,320	CHF	2,635	—	(104)
Toronto-Dominion Bank	3/18/2026	USD	2,973	CHF	2,372	—	(110)
Goldman Sachs International	3/18/2026	USD	563	DKK	3,572	—	(6)
Toronto-Dominion Bank	3/18/2026	USD	7,388	EUR	6,318	—	(116)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	212	EUR	180	—	(2)
State Street Bank & Trust Co.	3/18/2026	USD	809	GBP	608	—	(22)
UBS AG	3/18/2026	USD	261	JPY	40,578	—	(2)
HSBC Bank plc	3/18/2026	USD	1,171	NOK	11,793	—	(53)
Toronto-Dominion Bank	3/18/2026	USD	160	PLN	585	—	(4)
Citibank, N.A.	3/18/2026	USD	507	SEK	4,684	—	(20)
Toronto-Dominion Bank	3/18/2026	USD	292	SEK	2,713	—	(14)
						41	(472)

AUD—Australian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,432,543	—	—	1,432,543
Common Stocks—Other	392,286	9,056,539	—	9,448,825
Preferred Stocks	105,557	62,069	—	167,626
Temporary Cash Investments	536,853	—	—	536,853
Total	2,467,239	9,118,608	—	11,585,847

Derivative Financial Instruments
Assets
Futures Contracts[1]	559	—	—	559
Forward Currency Contracts	—	41	—	41
Total	559	41	—	600
Liabilities
Futures Contracts[1]	(683)	—	—	(683)
Forward Currency Contracts	—	(472)	—	(472)
Total	(683)	(472)	—	(1,155)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.